Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		72 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (4,369,683)	$ (4,475,784)	$ (25,381,363)	$ (3,307,619)	$ (56,065,558)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,728	3,106	7,087	6,211	77,373
Impairment of intangible asset	0	0	0	0	160,036
Fair value of vested stock options and warrants	1,340,601	220,418	747,241	2,528,254	5,183,415
Fair value of common stock and warrants accounted for as financing costs	0	0	0	0	2,986,819
Fair value of vested warrants granted for services	0	0	0	0	2,563,647
Amortization of discount on convertible notes	0	0	0	497,888	5,000,000
Private placement costs	0	0	0	515,273	385,000
Change in fair value of derivative liabilities	0	0	0	(8,635,147)	(10,001,955)
Common stock issued to officer for services	0	0	0	0	8,010,000
Common stock issued for services	440,754	0	274,000	800,000	1,572,452
Common stock issued to induce conversion of warrants	0	122,734	122,734	0	122,734
Common stock issued to induce exchange transaction	0	2,173,134	2,173,135	875,000	2,173,135
Common stock issued for Lion transaction	0	0	16,656,250	0	16,656,250
Common stock issued to directors	0	0	2,002,982	0	2,002,982
Fair value of common stock transferred to officer and director	0	0	0	0	1,742,037
Write off of advances to related party	0	0	0	0	50,000
Changes in assets and liabilities:
Deposits, prepaid expenses and other assets	94,506	(1,860)	(166,441)	22,589	(173,716)
Accounts payable, accrued expenses and other current liabilities	(1,113,460)	976,323	(543,560)	2,580,547	2,294,932
Accrued interest and penalty	0	0	445,743	1,875,537	2,474,891
Net Cash Used In Operating Activities	(3,589,554)	(981,929)	(3,662,192)	(2,241,467)	(12,785,526)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of computer equipment and furniture	(5,742)	0	(12,705)	0	(47,757)
Advances to related party	0	0	0	0	(50,000)
Net Cash Used In Investing Activities	(5,742)	0	(12,705)	0	(97,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of convertible notes, net	0	311,500	311,500	0	4,926,500
Proceeds from the issuance of secured promissory notes	0	0	0	1,481,250	1,481,250
Proceeds from issuance of common stock upon exercise of warrants	2,363,480	0	0	0	0
Proceeds from the issuance of common stock, net	0	1,240,010	7,126,813	250,000	10,220,813
Proceeds from the issuance of preferred stock, net	0	0	15,908,760	0	15,908,760
Due to director	0	0	0	0	18,137
Net Cash Provided By Financing Activities	2,363,480	1,551,510	23,347,073	1,731,250	32,555,460
Net Increase (Decrease) In Cash And Cash Equivalents	(1,231,816)	569,581	19,672,177	(510,217)	19,672,177
Cash and Cash Equivalents, Beginning of Period	19,672,177	0	0	510,217	0
Cash and Cash Equivalents, End of Period	18,440,361	569,581	19,672,177	0	19,672,177
Supplemental Disclosures of Cash Flow Information:
Derivative liability recorded upon issuance of convertible notes and warrants	0	0	0	0	5,535,310
Derivative liability recorded as offering cost	0	0	0	697,354	1,902,998
Common stock issued for intellectual property	0	0	0	0	217,408
Forgiveness of debt by director, treated as contribution of capital	0	0	0	0	18,137
Common stock issued upon conversion of convertible notes	0	0	6,792,750	0	6,792,750
Fair value of common stock issued with notes payable recorded as a note discount	0	0	0	497,888	497,888
Settlement of accounts payable through issuance of common stock	0	0	25,000	0	25,000
Common stock issued upon conversion of accrued interest and penalty	0	9,267,641	2,474,891	0	2,474,891
Common stock issued upon conversion of preferred stock	$ 233	$ 0	$ 0	$ 0	$ 0